Investment Securities - Changes in Credit Losses on Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Balance at beginning of period	$ 134	$ 298	$ 358
Credit losses on securities not previously considered other-than-temporarily impaired		6	7
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	14	41	28
Total other-than-temporary impairment on debt securities	14	47	35
Increases in expected cash flows	(2)	(15)	(21)
Realized losses	(23)	(39)	(73)
Credit losses on security sales and securities expected to be sold	(7)	(157)	(1)
Balance at end of period	$ 116	$ 134	$ 298